Subsequent Events (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Aug. 12, 2020	Jul. 08, 2020	Jul. 08, 2020	Jul. 07, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Equity ownership, percentage						51.00%
Cash and cash equivalents					$ 2,234,000	$ 3,209,000	$ 2,727,000	$ 2,536,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash and cash equivalents					$ 5,186,675
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | BIT Merger Sub, Inc [Member]
Agreement, description				BITX settled an ongoing dispute with USF for $150,000). In addition, a payment of $56,738 was made for outstanding invoices
Outstanding invoice, payments				$ 56,738
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement with NTN Buzztime, Inc [Member]
Equity ownership, percentage	5.92%
Other party, termination fees	$ 750,000
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement BIT Merger Sub, Inc [Member]
Equity ownership, percentage	94.08%
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | Right Offering [Member] | BIT Merger Sub, Inc [Member]
Cash and cash equivalents	$ 10,000,000
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | Employee Agreements [Member] | BIT Merger Sub, Inc [Member] | January 8, 2021 [Member]
Employee, retention payment		$ 200,000
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | Employee Agreements [Member] | BIT Merger Sub, Inc [Member] | July 8, 2021 [Member]
Employee, retention payment			$ 200,000